INCOME TAXES INCOME TAXES- Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income before income tax
U.S. operations	$ 391	$ 614	$ 858
Non-U.S. operations	1,130	725	646
Income before taxes, as reported	1,521	1,339	1,504
Provision (benefit) for income taxes
U.S. federal taxes - current	182	117	173
U.S. federal taxes - deferred	(104)	(84)	(28)
Non-U.S. taxes - current	87	26	47
Non-U.S. taxes - deferred	60	38	35
State taxes, net of federal benefit - current	27	12	22
State taxes, net of federal benefit - deferred	(20)	(10)	1
Provision for income taxes	$ 232	$ 99	$ 250